Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives (Details)	Dec. 31, 2025
Building [Member] | Minimum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building [Member] | Maximum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Office Equipment [Member] | Minimum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Maximum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and tools [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Maximum [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives [Line Items]
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets